Sumitomo Life Merger (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 01, 2016
Assets
Goodwill	$ 563.0	$ 563.0	$ 563.0
Sumitomo Life Merger
Assets
Total investments				$ 32,790.0
Cash and cash equivalents				254.0
Accrued investment income				326.6
Reinsurance recoverables				321.5
VOBA				457.6
Receivables and other assets				217.0
Other intangible assets				1,416.8
Goodwill				563.0
Separate account assets				858.2
Total assets				37,204.7
Liabilities
Funds held under deposit contracts				31,047.4
Future policy benefits				459.3
Policy and contract claims				144.2
Other policyholders' funds				150.7
Deferred income tax liabilities, net				260.8
Other liabilities				338.0
Separate account liabilities				858.2
Total liabilities				33,258.6
Net assets acquired				3,946.1
Fixed maturities | Sumitomo Life Merger
Assets
Total investments				26,638.8
Marketable equity securities | Sumitomo Life Merger
Assets
Total investments				627.5
Mortgage loans | Sumitomo Life Merger
Assets
Total investments				5,077.0
Policy loans | Sumitomo Life Merger
Assets
Total investments				58.3
Investments in limited partnerships | Sumitomo Life Merger
Assets
Total investments				238.7
Derivatives | Sumitomo Life Merger
Assets
Total investments				$ 149.7